Annual Fund Operating Expenses - Goldman Sachs Financial Square Treasury Instruments Fund - Token Shares	Nov. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred during the first fiscal year.